Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year	CAD 269,382	CAD 241,963
Projected benefit obligation assumed from business combination	63,811	0
Modifications to pension plan	(2,754)	(4,995)
Service cost	8,435	6,663
Interest cost	13,029	9,642
Actuarial (gain) loss	6,773	(16,098)
Contributions from retirees	0	0
Benefits paid	(15,845)	(13,024)
(Gain) loss on foreign exchange	(10,897)	45,231
Projected benefit obligation, at end of year	331,934	269,382
Change in plan assets
Fair value of plan assets, beginning of year	176,172	156,990
Plan assets acquired in business combination	44,258	0
Actual return (loss) on plan assets	17,221	(5,657)
Employer contributions	21,775	7,975
Benefits paid	(15,845)	(12,589)
Gain (loss) on foreign exchange	(7,212)	29,453
Fair value of plan assets, end of year	236,369	176,172
Unfunded status	(95,565)	(93,210)
Current liabilities	(436)	(470)
Non-current liabilities	(95,129)	(92,740)
Net amount recognized	(95,565)	(93,210)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year	76,565	68,257
Projected benefit obligation assumed from business combination	9,749	0
Modifications to pension plan	(1,235)	0
Service cost	2,916	3,093
Interest cost	3,525	2,914
Actuarial (gain) loss	(2,870)	(8,466)
Contributions from retirees	547	412
Benefits paid	(3,230)	(2,447)
(Gain) loss on foreign exchange	(2,870)	12,802
Projected benefit obligation, at end of year	83,097	76,565
Change in plan assets
Fair value of plan assets, beginning of year	18,149	14,295
Plan assets acquired in business combination	10,563	0
Actual return (loss) on plan assets	1,854	20
Employer contributions	2,317	3,028
Benefits paid	(2,683)	(2,036)
Gain (loss) on foreign exchange	(1,061)	2,842
Fair value of plan assets, end of year	29,139	18,149
Unfunded status	(53,958)	(58,416)
Current liabilities	(1,242)	(1,062)
Non-current liabilities	(52,716)	(57,354)
Net amount recognized	CAD (53,958)	CAD (58,416)